Average Annual Total Returns - Class T - DWS Health and Wellness Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions - with sale 1 Year	Class T After tax on distributions - with sale 5 Years	Class T After tax on distributions - with sale 10 Years	Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes) 1 Year	Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes) 5 Years	Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Mar. 31, 2017	18.94%	6.90%	13.52%	16.42%	4.71%	11.64%	11.95%	4.98%	11.03%	31.49%	11.70%	13.56%	23.24%	8.50%	12.29%